Related Party Transactions - Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Poon Wai Kwong (“Mr. Poon”) [Member]
Schedule of Major Related Parties and their Relationships [line Items]
Related Party Transaction, Description of Transaction	Shareholder of BUUU	Shareholder of BUUU
Excellent Prospect Investment Holding Limited [Member]
Schedule of Major Related Parties and their Relationships [line Items]
Related Party Transaction, Description of Transaction	Shareholder of BUUU	Shareholder of BUUU